Cash and Cash Equivalents/Bank Overdraft (Details) - Schedule of Cash and Cash Equivalents/Bank Overdraft - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents/Bank Overdraft [Abstract]
Cash at banks	$ 36,709	$ 25,734
Cash on hand	2	5
Cash and cash equivalents presented in the consolidated statements of financial position	36,711	25,739
Bank overdraft	(2,545)	(2,565)
Cash and cash equivalents presented in the consolidated statements of cash flows	$ 34,166	$ 23,174	$ 10,793